Post balance sheet events	12 Months Ended
Dec. 31, 2021
Post balance sheet events
Post balance sheet events

34 Post balance sheet events

A post balance sheet event is an event that takes place between 31 December 2021 (reporting date) and 17 February 2022 (date of approval of these financial statements). Significant events are included in the financial statements either to provide new information about conditions that existed at 31 December 2021, including estimates used to prepare the financial statements (known as an adjusting event) or to provide new information about conditions that did not exist at 31 December 2021 (non-adjusting events). This note provides information relating to material non-adjusting events.

On 27 January 2022, NatWest Group announced that we will create a new franchise, Commercial and Institutional, bringing together our Commercial, NatWest Markets and RBS International businesses to form a single franchise, with common objectives, to best support our customers across the full non-personal customer lifecycle. Our reporting will follow this new structure from Q1 2022.

Regulatory calls were announced as a result of the PRA determination that certain instruments can no longer be included as part of Tier 1 capital on a solo and/or consolidated basis after 31 December 2021:

–

On 1 February 2022, NatWest Group plc gave notice of redemption to holders of the USD Series U Non-Cumulative Dollar Preference Shares (ISIN US39057AA62). The notional outstanding of $1,013 million plus dividends for the current period to, but excluding the redemption date of 31 March 2022 will be paid to noteholders at par.

–

On 1 February 2022, NatWest Group plc gave notice of redemption to holders of the $1,200 million 7.648% dollar Perpetual Regulatory Tier One Security (ISIN US780097AH44). The notional outstanding of $67.5 million plus interest for the current period will be paid to noteholders at a make whole price calculated at least one business day prior to the redemption date of 3 March 2022.

On 11 February 2022, NatWest Group plc gave notice to noteholders of the redemption of its €1.5 billion Fixed to Floating Rate notes due 8 March 2023. The notes will be redeemed on the optional redemption date of 8 March 2022. Payment of principal and accrued interest will be settled upon redemption at par. The call is because the note will cease to be MREL eligible from 8 March 2022.

Other than as disclosed in the accounts, there have been no other significant events between 31 December 2021 and the date of approval of these accounts which would require a change or additional disclosure.